Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Operating
Net income	$ 6,566	$ 3,510
Adjustments for items not involving cash:
Non-cash items	14,610	9,126
Changes in non-cash working capital:
Increase (decrease) in amounts receivable	(1,387)	184
Increase in inventories	(5,570)	(929)
(Increase) decrease in prepaid and other assets	(484)	217
Increase in amounts payable and accrued liabilities	3,312	2,819
(Decrease) increase in income tax payable	(767)	389
Cash provided by operating activities	16,280	15,316
Investing
Exploration and evaluation assets and expenditures	(913)	(417)
Purchase of mineral property, plant and equipment	(12,789)	(13,261)
Increase in other long-term assets	(657)	(311)
Cash used in investing activities	(14,359)	(13,989)
Financing
Financing costs paid	(475)
Withholding taxes on settlement of share-based payments	(778)	(553)
Lease payments	(1,229)	(72)
Cash used in financing activities	(2,482)	(625)
Net (decrease) increase in cash	(561)	702
Cash at beginning of the year	8,331	7,629
Cash at end of the year	7,770	8,331
Taxes paid in cash	994	1,218
Interest paid on leases	$ 351	$ 3